Acquisitions and Equity Method Investments	12 Months Ended
Dec. 31, 2010
Acquisitions and Equity Method Investments [Abstract]
Business Combination Disclosure [Text Block]
Acquisitions and Equity Method Investments
On April 9, 2010, the Company completed the acquisition of a 54.5% ownership interest in a 43-bed general acute care hospital with a surgical and obstetrics focus located in Idaho Falls, Idaho. The purchase price for the acquisition was $31.9 million, plus existing third-party indebtedness of $6.1 million and other obligations of $48.0 million, which are consolidated on the Company's balance sheet.

On July 1, 2010, the Company acquired an incremental, controlling ownership interest of 37.0% in one of its surgical facilities located in Chesterfield, Missouri for $18.8 million and began consolidating the facility for financial reporting purposes. Prior to the acquisition date, the Company owned a 13.0% interest in this facility which was accounted for as an equity method investment. The acquisition date fair value of the existing equity interest was $16.3 million and is included in the measurement of the consideration transferred for purposes of allocating the purchase price. The fair value was determined using comparable market multiples. The Company recognized a gain of $3.2 million as a result of remeasuring its existing equity interest in the facility prior to the purchase of the incremental interest. The gain is presented separately as “Business combination remeasurement gains” on the consolidated statement of operations.

The Company has accounted for these acquisitions under the purchase method of accounting. Under the purchase method of accounting, the total purchase price is allocated to the net tangible and intangible assets acquired and liabilities assumed in connection with the acquisition based on their estimated fair values. The preliminary allocation of the purchase price was based upon management's preliminary valuation of the fair value of tangible and intangible assets acquired and liabilities assumed, and such valuation is subject to change.

The following table summarizes the allocation of the aggregate purchase price of the acquisitions recorded using the purchase method of accounting for the year ended December 31, 2010 (in thousands):

December 31, 2010
Cash consideration	$50,709
Working capital true-up in escrow	(601)
Fair value of the noncontrolling interests	40,207
Total consideration	90,315
Net assets acquired
Cash	6,278
Accounts receivable	18,649
Inventories	1,316
Prepaid expenses and other current assets	724
Property and equipment	61,410
Other assets	557
Accounts payable	(3,172)
Accrued payroll and benefits	(2,425)
Other accrued expenses	(667)
Current portion of long-term debt	(1,829)
Long-term debt, less current maturities	(10,517)
Other liabilities (a)	(61,292)
Net assets acquired	9,032
Excess of purchase price over identifiable net assets acquired	$81,283

(a)	Other liabilities include $48.0 million to record the financing obligation payable to the hospital facility lessor relating to the land, building and improvements.

Following are the results for the year ended December 31, 2010 and December 31, 2009 as if the acquisitions had occurred on January 1, of the respective periods (in thousands):

	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008
Revenues	$432,322	$413,431	$403,197
Net (loss) income	22,468	8,269	4,783
Net loss attributable to Symbion, Inc	$(6,468)	$(17,199)	$(19,154)
Effective May 1, 2009, the Company acquired a 47.0% ownership interest in a surgical hospital in Austin, Texas for $350,000 plus the assumption of $2.6 million of debt.  The acquisition was financed with cash from operations.  The Company, as general partner, has the ability to direct the financial affairs of the facility, and as such, this facility is consolidated for financial reporting purposes.
Effective February 21, 2008, the Company acquired ownership in five surgical facilities specializing in spine, orthopedic and pain management procedures located in Boulder, Colorado; Honolulu, Hawaii; Bristol and Nashville, Tennessee; and Seattle, Washington for an aggregate of $5.8 million and the assumption of $4.7 million of debt.  The Company acquired an ownership ranging from 20.0% to 50.0% in these surgical facilities.  Four of these facilities are consolidated for financial reporting purposes.
These acquisitions were accounted for under the purchase method of accounting, and accordingly, the results of operations of the acquired consolidated businesses are included in the accompanying consolidated financial statements from their respective dates of acquisition.  These acquisitions placed the Company in new markets or expanded the Company’s presence in current markets.
The Company also engages in investing transactions that are not business combinations.  These transactions primarily consist of acquisitions and sales of non-controlling equity interests in surgical facilities and the investment of additional cash in surgical facilities under development.  During the first quarter of 2009, the Company acquired an incremental ownership of 18.0% in its surgical facility located in Westlake Village, California for $416,000.   Prior to the acquisition, the Company owned 1.0% of this facility.  The acquisition was financed with cash from operations.
Effective September 1, 2009, the Company acquired an ownership of 28.8% in a surgical facility located in Gresham, Oregon for $525,000.  The acquisition was financed with cash from operations.  The Company accounts for this investment under the equity method.
During 2008, the Company acquired an incremental ownership of 16.7% in its surgical facility located in Irvine, California for $3.1 million and an incremental ownership of 18.0% in its surgical facility located in Arcadia, California for $304,000.  Prior to the acquisitions, the Company owned 15.3% of the Irvine, California surgical facility and 19.2% of the Arcadia, California surgical facility.
Additionally during 2008, the Company acquired an incremental ownership of 18.5% in its surgical facility located in Irvine, California for $5.1 million.  Through this acquisition, the Company obtained a controlling interest in the facility.  The acquisition was treated as a business combination and the Company began consolidating the facility for financial reporting purposes in 2008.  The Company also acquired an incremental ownership in three other of its existing surgical facilities located in California.  The Company acquired an incremental ownership of 10.7% in two surgical facilities located in Beverly Hills, California for an aggregate of $2.5 million and a 6.4% incremental ownership in a surgical facility located in Encino, California for $2.0 million.  Prior to the acquisitions, the Company owned 55.1% and 57.0% of the two Beverly Hills, California surgical facilities and 55.5% of the Encino, California surgical facility.